Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses [Line Items]
Travel Advances			$ 5,000
Prepaid rent		1,767
Prepaid office salaries and other prepaid expenses	$ 261		780
Total	11,090	1,767	$ 5,780
New York office [Member]
Prepaid Expenses [Line Items]
Prepaid rent	1,859	1,767
Muscat, Oman Office [Member]
Prepaid Expenses [Line Items]
Prepaid rent	$ 8,970